Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2021
Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading "Portfolio Manager(s)".

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022 the following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Benjamin Harrison is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

VHI-21-01 1.797996.107	December 17, 2021

Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Investor Class
April 30, 2021
Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022 the following information supplements the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

VIPHI-INV-21-01 1.918649.104	December 17, 2021